Description of Organization and Business Operations - Additional Details (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 28, 2021	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Subsidiary Sale Of Stock [Line Items]
Proceeds from issuance of IPO units, net of offering costs			$ 101,141,418
Proceeds from issuance of private placement warrants		$ 5,738,000	5,738,000
Transaction costs			$ 3,622,500	$ 3,622,500	$ 230,820
IPO
Subsidiary Sale Of Stock [Line Items]
Stock issued	10,350,000
Sales price per unit	$ 10
IPO | Class A Common Stock [Member]
Subsidiary Sale Of Stock [Line Items]
Stock issued	10,350,000
Sales price per unit	$ 10
Proceeds from issuance of IPO units, net of offering costs	$ 103,500,000
Private Placement | Warrant
Subsidiary Sale Of Stock [Line Items]
Stock issued	5,738,000		5,738,000
Sales price per unit	$ 1		$ 1
Proceeds from issuance of private placement warrants	$ 5,738,000		$ 5,738,000
Private Placement | Class A Common Stock [Member]
Subsidiary Sale Of Stock [Line Items]
Stock issued			5,738,000
Sales price per unit			$ 1
Proceeds from issuance of private placement warrants			$ 5,738,000
IPO and Private Placement [Member]
Subsidiary Sale Of Stock [Line Items]
Sales price per unit	$ 10.2		$ 10.2
Transaction costs	$ 6,211,902		$ 6,211,902
Underwriting discount	2,070,000		2,070,000
Deferred underwriting fee	3,622,500		3,622,500
Underwriter compensation	1,000		1,000
Other offering costs	518,402		518,402
Cash available for working capital	974,009		974,009
Proceeds from sale held in trust	105,570,000		$ 105,570,000
Maximum interest to pay dissolution expenses	$ 100,000